Federated Clover Small Value Fund
A Portfolio of Federated Equity Funds
Class A Shares (TICKER VSFAX)
Class C Shares (TICKER VSFCX)
Class R Shares (TICKER VSFRX)
Institutional Shares (TICKER VSFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2015
Effective March 29, 2016, the Fund will offer Class R6 Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Class R6 Shares.
March 29, 2016
Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453071 (3/16)
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